Pension Plans, Retirement Benefits and Savings Plans (details) - Assumptions (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined benefit plan disclosure
Assumptions used to determine benefit obligations, discount rate (percent)	4.96%	4.15%
Assumptions used to determine benefit obligations, future compensation increase rate (percent)	4.00%	4.00%
Assumptions used to determine net periodic benefit cost, discount rate (percent)	4.15%	4.90%
Pension Plans [Member]
Defined benefit plan disclosure
Assumptions used to determine net periodic benefit cost, expected long-term rate of return on assets (percent)	7.50%	7.50%
Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Assumptions used to determine net periodic benefit cost, expected long-term rate of return on assets (percent)	4.00%	5.00%
Assumed health care cost trend rates, rate to which the cost trend rate is assumed to decline (ultimate trend rate) (percent)	5.00%	5.00%
Impact to accumulated postretirement benefit obligation from increasing the assumed health care cost trend rate by 1%	$ 20
Impact to the aggregate of the service and interest cost components of net postretirement benefit expense from increasing the assumed health care cost trend rate by 1%	1
Impact to accumulated postretirement benefit obligation from decreasing the assumed health care cost trend rate by 1%	17
Impact to the aggregate of the service and interest cost components of net postretirement benefit expense from decreasing the assumed health care cost trend rate by 1%	$ 1
Postretirement Benefit Plan Before Age 65 [Member]
Defined benefit plan disclosure
Assumed health care cost trend rates, following year (percent)	7.25%	7.50%
Assumed health care cost trend rates, year that the rate reaches the ultimate trend rate	2022	2018
Postretirement Benefit Plan Age 65 and Older [Member]
Defined benefit plan disclosure
Assumed health care cost trend rates, following year (percent)	6.75%	7.50%
Assumed health care cost trend rates, year that the rate reaches the ultimate trend rate	2020	2018